Discontinued Operations (Tables)	3 Months Ended
Mar. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Activity of Discontinued Operations
A summary of the results from discontinued operations included in the Condensed Consolidated Statements of Income and Comprehensive Income follows:

(in millions)	Three Months Ended March 31,
	2021	2020
Revenues	$88.1	$71.0

Cost of goods sold	71.3	62.0
Operating expense, net(1)	12.0	13.5
Operating income (loss)	4.8	(4.5)
Non-operating expense (income), net(1)	0.3	(0.4)
Income (loss) from discontinued operations before income taxes	4.5	(4.1)
Provision for (benefit from) income taxes	1.4	(1.1)
Income (loss) from discontinued operations	$3.1	$(3.0)
(1)Includes items that are presented separately on the Condensed Consolidated Statements of Income.
A summary of the carrying amounts of major assets and liabilities, which were classified as held for sale in the Condensed Consolidated Balance Sheet follows:

(in millions)	March 31, 2021	December 31, 2020
ASSETS
Cash and cash equivalents	$6.2	$5.1
Receivables, net	70.4	58.3
Inventories	69.2	70.8
Prepaid other current assets	9.4	10.4
Total current assets	$155.2	$144.6

Property, plant, and equipment, net	$99.9	$102.0
Goodwill, net	96.5	96.5
Other intangible assets, net	72.4	73.9
Other long-term assets	6.2	2.6
Total long-term assets	$275.0	$275.0

LIABILITIES
Accounts payable	$39.0	$33.1
Accrued liabilities and other	21.6	20.4
Total current liabilities	$60.6	$53.5

Other long-term liabilities	$25.2	$21.9
Total long-term liabilities	$25.2	$21.9
A summary of cash flows from discontinued operations included in the Condensed Consolidated Statements of Cash Flows for the three months ended March 31, follows:

(in millions)	2021	2020
Net cash provided by operating activities	$3.5	$4.1
Net cash used in investing activities	(2.5)	(1.6)
Net cash provided by (used in) financing activities(1)	0.1	(1.3)
Change in cash and cash equivalents from discontinued operations	$1.1	$1.2
(1)Represents borrowings or (repayments) from the Carlisle cash pool to fund working capital and capital expenditures